Basis of preparation and recent accounting developments	12 Months Ended
Mar. 31, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of preparation and recent accounting pronouncements
Basis of preparation and recent accounting developments

Accounting policies describe our approach to recognising and measuring transactions and balances in the year. The accounting policies applicable across the financial statements are shown below, whereas accounting policies that are specific to a component of the financial statements have been incorporated into the relevant note.

This section also shows areas of judgement and key sources of estimation uncertainty in these financial statements. In addition, we have summarised new International Accounting Standards Board (IASB) and EU endorsed accounting standards, amendments and interpretations and whether these are effective for this year end or in later years, explaining how significant changes are expected to affect our reported results.

National Grid’s principal activities involve the transmission and distribution of electricity and gas in Great Britain and northeastern US. The Company is a public limited liability company incorporated and domiciled in England and Wales, with its registered office at 1–3 Strand, London WC2N 5EH.
The Company, National Grid plc, which is the ultimate parent of the Group, has its primary listing on the London Stock Exchange and is also quoted on the New York Stock Exchange.
These consolidated financial statements were approved for issue by the Board on 15 May 2019.
These consolidated financial statements have been prepared in accordance with International Accounting Standards (IAS) and International Financial Reporting Standards (IFRS) and related interpretations as issued by the IASB and IFRS as adopted by the EU. They are prepared on the basis of all IFRS accounting standards and interpretations that are mandatory for periods ended 31 March 2019 and in accordance with the Companies Act 2006 applicable to companies reporting under IFRS and Article 4 of the EU IAS Regulation. The comparative financial information has also been prepared on this basis.
The consolidated financial statements have been prepared on a historical cost basis, except for the recording of pension assets and liabilities, the revaluation of derivative financial instruments and certain commodity contracts and certain financial assets and liabilities measured at fair value.
These consolidated financial statements are presented in pounds sterling, which is also the functional currency of the Company.
The notes to the financial statements have been prepared on a continuing basis unless otherwise stated.
Our income statement and segmental analysis separately identify financial results before and after exceptional items and remeasurements. We continue to use a columnar presentation as we consider it improves the clarity of the presentation, and is consistent with the way that financial performance is measured by management and reported to the Board and Executive Committee, and assists users of the financial statements to understand the results. The Directors believe that presentation of the results in this way is relevant to an understanding of the Group’s financial performance. Presenting financial results before exceptional items and remeasurements is consistent with the way that financial performance is measured by management and reported to the Board and Executive Committee and aids the comparability of reported financial performance from year to year in this context. The inclusion of total profit for the period from continuing operations before exceptional items and remeasurements forms part of the incentive target set annually for remunerating certain Executive Directors and accordingly we believe it is important for users of the financial statements to understand how this compares to our results on a statutory basis and period on period.
A. Going concern
The Directors considered it appropriate to prepare the financial statements on a going concern basis, having considered the Company’s cash flow forecasts with respect to business planning and treasury management activities. The going concern basis presumes that the Group has adequate resources to remain in operation, and that the Directors intend it to do so, for at least one year from the date the financial statements are signed.
B. Basis of consolidation
The consolidated financial statements incorporate the results, assets and liabilities of the Company and its subsidiaries, together with a share of the results, assets and liabilities of joint operations.
A subsidiary is defined as an entity controlled by the Group. Control is achieved where the Group is exposed to, or has the rights to, variable returns from its involvement with the entity and has the power to affect those returns through its power over the entity.
The Group accounts for joint ventures and associates using the equity method of accounting, where the investment is carried at cost plus post-acquisition changes in the share of net assets of the joint venture or associate, less any provision for impairment. Losses in excess of the consolidated interest in joint ventures and associates are not recognised, except where the Company or its subsidiaries have made a commitment to make good those losses.
Where necessary, adjustments are made to bring the accounting policies used in the individual financial statements of the Company, subsidiaries, joint operations, joint ventures and associates into line with those used by the Group in its consolidated financial statements under IFRS. Intercompany transactions are eliminated.
The results of subsidiaries, joint operations, joint ventures and associates acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition or up to the effective date of disposal, as appropriate.
Acquisitions are accounted for using the acquisition method, where the purchase price is allocated to the identifiable assets acquired and liabilities assumed on a fair value basis and the remainder recognised as goodwill.
C. Treatment of interests in Quadgas HoldCo Limited (Quadgas) – discontinued operations and held for sale
Following the Group’s disposal of a 61% controlling stake in the UK Gas Distribution business on 31 March 2017, we have decided to exercise the options over the retained 39% interest in the business (held through Quadgas) and the sale is expected to complete at the end of June 2019, subject to customary regulatory approvals. Accordingly, our interests have been classified as held for sale with effect from 30 June 2018. The Quadgas disposal group comprises our equity investment in Quadgas, our shareholder loan to Quadgas, the Further Acquisition Agreement (FAA) derivative and the Remaining Acquisition Agreement (RAA) derivative. Refer to note 10 for further details.
We have also treated the results of the disposal group as a discontinued operation in the consolidated income statement for the current year and we have restated our prior year comparatives for 2018 on the same basis. The results of the UK Gas Distribution business were already treated as a discontinued operation for the year ended 31 March 2017 with certain true ups (relating to completion accounts) to the disposal of the controlling stake recorded within discontinued operations for the year ended 31 March 2018. The reclassification impacts the consolidated income statement, the consolidated statement of comprehensive income and consolidated cash flow statement, as well as earnings per share (EPS) split between continuing and discontinued operations.
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D. Foreign currencies
Transactions in currencies other than the functional currency of the Company or subsidiary concerned are recorded at the rates of exchange prevailing on the dates of the transactions. At each reporting date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at closing exchange rates. Non-monetary assets are not retranslated unless they are carried at fair value.
Gains and losses arising on the retranslation of monetary assets and liabilities are included in the income statement, except where the application of hedge accounting requires inclusion in other comprehensive income (see note 32(e)).
On consolidation, the assets and liabilities of operations that have a functional currency different from the Company’s functional currency of pounds sterling, principally our US operations that have a functional currency of US dollars, are translated at exchange rates prevailing at the reporting date. Income and expense items are translated at the average exchange rates for the period where these do not differ materially from rates at the date of the transaction. Exchange differences arising are recognised in other comprehensive income and transferred to the consolidated translation reserve within other equity reserves (see note 28).
E. Areas of judgement and key sources of estimation uncertainty
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. Information about such judgements and estimations is in the notes to the financial statements, and the key areas are summarised below.
Areas of judgement that have the most significant effect on the amounts recognised in the financial statements are as follows:

•
Categorisation of certain items as exceptional items or remeasurements and the definition of adjusted earnings (see notes 5 and 8). In applying the Group’s exceptional items framework, we have considered a number of key matters, as detailed in note 5.

•
In addition, we have exercised our judgement in concluding that it is appropriate to classify our investment in and shareholder loan to Quadgas, along with the related Further Acquisition Agreement (FAA) and Remaining Acquisition Agreement (RAA) derivatives, as held for sale and as a discontinued operation, as detailed in note 10.

Key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are as follows:

•	valuation of liabilities for pensions and other post-retirement benefits (see note 25); and

•	the cash flows applied in determining the environmental provisions (see note 26).
In order to illustrate the impact that changes in assumptions could have on our results and financial position, we have included sensitivity analyses in note 35.
F. Accounting policy choices
IFRS provides certain options available within accounting standards. Choices we have made, and continue to make, include the following:

•
Presentational formats: we use the nature of expense method for our income statement and aggregate our statement of financial position to net assets and total equity. In the income statement, we present subtotals of total operating profit, profit before tax and profit after tax from continuing operations, together with additional subtotals excluding exceptional items and remeasurements as a result of the three columnar presentation described earlier. Exceptional items and remeasurements are presented in a separate column on the face of the income statement.

•	Financial instruments: we normally opt to apply hedge accounting in most circumstances where this is permitted (see note 32(e)).
G. New IFRS accounting standards effective for the year ended 31 March 2019
The Group adopted IFRS 9 ‘Financial Instruments’ and IFRS 15 ‘Revenue from Contracts with Customers’ with effect from 1 April 2018. We have applied the modified retrospective approach permitted in the Standards whereby prior year comparatives have not been restated on adoption. Instead, the cumulative transition adjustments are reflected through reserves. Refer to note 37 for full details of the impact and transition adjustments arising on adoption.
The Group has also adopted the following amendments to standards, which have had no material impact on the Group’s results or financial statement disclosure:

•	Annual improvements to IFRSs 2014-2016 Cycle;

•	Amendments to IFRS 2 ‘Share-based payment’; and

•	IFRIC 22 ‘Foreign Currency Transactions and Advance Consideration’.

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H. New IFRS accounting standards and interpretations not yet adopted
The Group has considered the impact of the following new IFRS standards or interpretations that have not yet been adopted:
i) IFRS 16 ‘Leases’
IFRS 16 ‘Leases’ is effective for National Grid for the year ending 31 March 2020. IFRS 16 introduces a single lease accounting model for lessees (rather than the current distinction between operating and finance leases). A contract is, or contains, a lease, if it provides the right to control the use of an identified asset for a specific period of time in exchange for consideration. The new standard will result in our operating leases being accounted for in the consolidated statement of financial position as ‘right-of-use’ assets with corresponding lease liabilities also recognised. It will therefore increase both our assets and liabilities (including net debt). In future periods, this will change the timing and presentation in the consolidated income statement as it will result in an increase in finance costs and depreciation largely offset by a reduction in the previously straight-line operating costs.
Transition options
We will apply IFRS 16 with effect from 1 April 2019 using the modified retrospective approach. Comparatives will not be restated on adoption. Instead, a cumulative adjustment to our opening consolidated statement of financial position will be reflected in retained earnings as well as recognition of the opening right-of-use assets and additional lease liabilities and associated deferred tax. For short‐term leases (lease term of 12 months or less) and leases of low‐value assets (such as computers), the Group will continue to recognise a lease expense on a straight‐line basis as permitted by IFRS 16.
In preparing for the transition, we have elected to apply the practical expedient to grandfather our previous assessments of whether contracts were previously accounted for as a lease, as permitted by the standard, instead of reassessing all significant contracts as at the date of initial application to determine whether they met the IFRS 16 definition of a lease.
We have elected to apply the practical expedient on transition, which permits right-of-use assets to be measured at an amount equal to the lease liability on adoption of the standard (adjusted for any prepaid or accrued lease expenses).
In addition, we have also elected the option to adjust the carrying amounts of the right-of-use assets as at 1 April 2019 for onerous lease provisions that had been recognised on the Group consolidated statement of financial position as at 31 March 2019, rather than performing impairment assessments on transition.

Impact of transition
As at the reporting date, the Group has non-cancellable operating lease commitments of £0.3 billion (see note 30), of which the majority are in the US. A further £0.3 billion of lease liabilities is recognised due to the requirement in IFRS 16 to recognise lease liabilities for the term that we are reasonably certain to exercise lease extension or lease termination options for, rather than only for the period of the minimum contractual term that is used in determining our lease liability commitments. This is partially offset by the £0.2 billion impact of discounting our lease liabilities at the incremental borrowing rate for each lease. There are some immaterial short term and low value leases, which will be recognised on a straight-line basis as an expense in profit and loss over the remaining lease term.
As a result, the Group expects to recognise additional right-of-use assets and lease liabilities (which are included within net debt) of approximately £0.4 billion at 1 April 2019 with no material additional net deferred tax. This is in addition to the £0.3 billion of finance leases already recognised on the consolidated statement of financial position under IAS 17. There will be no material net impact on net assets.
Accordingly, the Group does not expect the impact of IFRS 16 on profit after tax as a result of adopting the new standard to be material. However, it will result in an increase in operating profit due to the operating costs now being replaced with depreciation and interest charges.
We expect operating cash flows to increase and financing cash flows to decrease by less than £0.1 billion, because repayment of the principal portion of the lease liabilities will be classified as cash flows from financing activities rather than operating cash flows.
ii) Other
In addition, the following new accounting standards and amendments to existing standards have been issued but are not yet effective or have not yet been endorsed by the EU:

•	IFRIC 23 ‘Uncertainty over Income Tax Treatments’;

•	Amendments to IAS 28 ‘Investments in Associates – Long-term Interests in Associates and Joint Ventures’;

•	Annual Improvements to IFRS Standards 2015-2017 Cycle;

•	IFRS 17 ‘Insurance Contracts’;

•	Amendments to IAS 19 ‘Employee Benefits’;

•	Amendments to IFRS 3 ‘Business Combinations’;

•	Amendments to the References to the Conceptual Framework; and

•	Amendments to IAS 1 and IAS 8: Definition of material.
Effective dates remain subject to the EU endorsement process.
The Group is currently assessing the impact of the above standards, but they are not expected to have a material impact. The Group has not adopted any other standard, amendment or interpretation that has been issued but is not yet effective.